Income Taxes - Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal tax based on statutory rate	$ 72,428	$ 49,373	$ 28,441
Effect of tax-exempt income	(6,919)	(7,064)	(7,282)
Interest and other nondeductible expenses	5,899	2,642	2,007
State taxes, net of federal benefit	3,955	2,531	3,237
Tax credits	(11,268)	(12,012)	(11,690)
ASU 2014-01 Amortization on Low Income Housing Tax Credits	2,023	1,005	251
Other	(2,024)	(792)	1,169
Total income tax expense	$ 64,094	$ 35,683	$ 16,133
Effective tax rate	31.00%	25.30%	19.90%